Note 9 - Share-based Payments - Summary of Outstanding Stock Options (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Statement Line Items [Line Items]
Exercise price
Number of stock options outstanding	3,025,826	2,453,586	2,462,914	2,259,180
Weighted average remaining contractual life	7
Weighted average remaining exercise price	$ 2.61	$ 0.44	$ 0.44	$ 0.29
Number of exercisable stock options	1,813,631
Weighted average exercise price	$ 0.64
Range 1 [member]
Statement Line Items [Line Items]
Exercise price	$ 0.29
Number of stock options outstanding	2,035,807
Weighted average remaining contractual life	6.2
Weighted average remaining exercise price
Number of exercisable stock options	1,562,189
Weighted average exercise price
Range 2 [member]
Statement Line Items [Line Items]
Exercise price	$ 0.69
Number of stock options outstanding	264,787
Weighted average remaining contractual life	7.3
Weighted average remaining exercise price
Number of exercisable stock options	177,440
Weighted average exercise price
Range 3 [member]
Statement Line Items [Line Items]
Exercise price	$ 4.81
Number of stock options outstanding	53,979
Weighted average remaining contractual life	8
Weighted average remaining exercise price
Number of exercisable stock options	29,903
Weighted average exercise price
Range 4 [member]
Statement Line Items [Line Items]
Exercise price	$ 9.70
Number of stock options outstanding	174,454
Weighted average remaining contractual life	9.2
Weighted average remaining exercise price
Number of exercisable stock options
Weighted average exercise price
Range 5 [member]
Statement Line Items [Line Items]
Exercise price	$ 10.04
Number of stock options outstanding	468,809
Weighted average remaining contractual life	9.3
Weighted average remaining exercise price
Number of exercisable stock options	44,099
Weighted average exercise price
Range 6 [member]
Statement Line Items [Line Items]
Exercise price	$ 16.26
Number of stock options outstanding	11,990
Weighted average remaining contractual life	6.6
Weighted average remaining exercise price
Number of exercisable stock options
Weighted average exercise price
Range 7 [member]
Statement Line Items [Line Items]
Exercise price	$ 16.50
Number of stock options outstanding	16,000
Weighted average remaining contractual life	6.9
Weighted average remaining exercise price
Number of exercisable stock options
Weighted average exercise price